Submission	Jan. 27, 2026
Submission [Line Items]
Central Index Key	0002082119
Registrant Name	KRAKacquisition Corp
Registration File Number	333-292681
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A